FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Commodity Price Risk (Details) - Commodity Price Risk [Member]	12 Months Ended
Jun. 30, 2018 Contract
Commodity Price Risk [Abstract]
Number of long-term, fixed-price coal supply agreements	2
Percentage of expected sales under agreements in terms of first five years production	51.00%